[Janus Capital Letterhead]

April 29, 2019

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, transmitted herewith is the preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a form of the proxy card relating to the special meeting of shareholders of Janus Henderson Select Value Fund (the “Fund”). The proxy statement will seek shareholder approval of an Amended and Restated Investment Advisory Agreement for the Fund that reflects a new benchmark index for purposes of calculating the performance-based investment advisory fee the Fund pays to Janus Capital Management LLC, the Fund’s investment adviser.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Exchange Act.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Legal Counsel

Enclosures (via EDGAR)

cc:	Kathryn Santoro, Esq.

Deborah O’Neal

Thea Kelley